                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Paul J. Schupf - Paul J. Schupf Associates
   Address:      27 Payne Street - P.O. Box 179
                 Hamilton, NY 13346

Form 13F File Number: 28-6302

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
Title:   Administrator
Phone:   315-824-1666

Signature, Place, and Date of Signing:
Lee Woltman                        Hamilton New York   13346
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-6302                     Lee Woltman
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-6302                      Lee Woltman
     [Repeat as necessary.]

                                    FORM 13F


PAGE  1  OF  4                                                  NAME OF REPORTING MANAGER
     --     --
------------------------------------------------------------------------------------------------------
            Item 1:                Item 2:         Item 3:                 Item 4:          Item 5:
------------------------------------------------------------------------------------------------------
       Name of Issuer           Title of Class   CUSIP Number         Fair Market Value    Shares of
                                                                                           Principal
                                                                                            Amount
------------------------------------------------------------------------------------------------------
3Com                                 Com           885535104              2,530,000.00     88,000
------------------------------------------------------------------------------------------------------
Adobe Systems                        Com           00724F101            104,749,150.00     922,900
------------------------------------------------------------------------------------------------------
America Online                       Com           02364J104                260,000.00     2,500
------------------------------------------------------------------------------------------------------
Amkor Technology                     Com           031652100             20,401,350.00     1,265,200
------------------------------------------------------------------------------------------------------
Apple Computer                       Com           037833100                316,562.50     5,000
------------------------------------------------------------------------------------------------------
Aztec Technology                     Com           05480L101                252,218.66     146,745
------------------------------------------------------------------------------------------------------
B P Amoco                            Com           055622104              3,989,250.00     36,000
------------------------------------------------------------------------------------------------------
CareMatrix                           Com           141706101              1,803,175.00     347,600
------------------------------------------------------------------------------------------------------
Carreker-Antinori                    Com           144433109             11,075,718.75     1,720,500
------------------------------------------------------------------------------------------------------
Ciena                                Com           171779101              3,321,500.00     91,000
------------------------------------------------------------------------------------------------------
Convergent Communications            Com           211914403                220,987.50     21,300
------------------------------------------------------------------------------------------------------
Corsair                              Com           220406102                353,125.00     50,000
------------------------------------------------------------------------------------------------------
Creative Technology                  Com           Y1775U107              4,524,125.00     425,800
------------------------------------------------------------------------------------------------------
DSET                                 Com           262504103                370,312.50     25,000
------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                           154,167,474.91
------------------------------------------------------------------------------------------------------


                                                                                                 (SEC USE ONLY)
                              PAUL J. SCHUPF
------------------------------------------------------------------------------------------------------------------
            Item 1:      Item 6: Investment Discretion            Item 7:       Item 8: Voting Authority (Shares)
------------------------------------------------------------------------------------------------------------------
       Name of Issuer    (a) Sole   (b) Shared As   (c) Shared-   Managers      (a) Sole      (b)       (c) None
                                      Defined in         Other    See Instr. V               Shared
                                      Instr. V
------------------------------------------------------------------------------------------------------------------
3Com                        X                                                      X
-----------------------------------------------------------------------------------------------------------------
Adobe Systems               X                                                      X
-----------------------------------------------------------------------------------------------------------------
America Online              X                                                      X
-----------------------------------------------------------------------------------------------------------------
Amkor Technology            X                                                      X
-----------------------------------------------------------------------------------------------------------------
Apple Computer              X                                                      X
-----------------------------------------------------------------------------------------------------------------
Aztec Technology            X                                                      X
-----------------------------------------------------------------------------------------------------------------
B P Amoco                   X                                                      X
-----------------------------------------------------------------------------------------------------------------
CareMatrix                  X                                                      X
-----------------------------------------------------------------------------------------------------------------
Carreker-Antinori           X                                                      X
-----------------------------------------------------------------------------------------------------------------
Ciena                       X                                                      X
-----------------------------------------------------------------------------------------------------------------
Convergent Communications   X                                                      X
-----------------------------------------------------------------------------------------------------------------
Corsair                     X                                                      X
-----------------------------------------------------------------------------------------------------------------
Creative Technology         X                                                      X
-----------------------------------------------------------------------------------------------------------------
DSET                        X                                                      X
-----------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------

                                    FORM 13F


PAGE  2  OF  4                                                                 NAME OF REPORTING MANAGER
      -     --
----------------------------------------------------------------------------------------------------------
            Item 1:                Item 2:              Item 3:                 Item 4:         Item 5:
----------------------------------------------------------------------------------------------------------
       Name of Issuer           Title of Class        CUSIP Number         Fair Market Value   Shares of
                                                                                               Principal
                                                                                                Amount
----------------------------------------------------------------------------------------------------------
Diedrich Coffee                     Com                253675102              2,921,875.00     687,500
----------------------------------------------------------------------------------------------------------
Eastman Kodak                       Com                277461109                754,375.00     10,000
----------------------------------------------------------------------------------------------------------
Ecsoft Group                        Com                279240105             15,670,875.00     1,139,700
----------------------------------------------------------------------------------------------------------
Erricsson LM Tele                   Com                294821400                481,250.00     15,400
----------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Int'l       Com                303726103              2,185,000.00     92,000
----------------------------------------------------------------------------------------------------------
HMT Technology                      Com                403917107                124,250.00     35,500
----------------------------------------------------------------------------------------------------------
Horizon Health Corp.                Com                44041Y104              2,413,450.00     410,800
----------------------------------------------------------------------------------------------------------
Inacom Corp.                        Com                45323G109              1,955,467.50     212,840
----------------------------------------------------------------------------------------------------------
Intel Corp.                         Com                458140100              1,857,812.50     25,000
----------------------------------------------------------------------------------------------------------
InVision Tech.                      Com                461851107                163,518.75     45,900
----------------------------------------------------------------------------------------------------------
Knight/Trimark Group                Com                499067106                242,925.00     8,200
----------------------------------------------------------------------------------------------------------
MGIC Investment                     Com                552848103                716,250.00     15,000
----------------------------------------------------------------------------------------------------------
Merrill Lynch                       Com                590188108              1,340,000.00     20,000
----------------------------------------------------------------------------------------------------------
Micron Technology                   Com                595112103            134,882,312.50     2,024,500
----------------------------------------------------------------------------------------------------------
Monsanto                            Com                611662107                446,093.75     12,500
----------------------------------------------------------------------------------------------------------
Navigant Int'l                      Com                63935R108                503,847.45     69,496
----------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                               166,659,302.45
----------------------------------------------------------------------------------------------------------


                                                                                                        (SEC USE ONLY)
                                     PAUL J. SCHUPF
---------------------------------------------------------------------------------------------------------------------------
            Item 1:             Item 6: Investment Discretion            Item 7:       Item 8: Voting Authority (Shares)
---------------------------------------------------------------------------------------------------------------------------
       Name of Issuer           (a) Sole   (b) Shared As   (c) Shared-   Managers      (a) Sole      (b)       (c) None
                                            Defined in         Other     See Instr. V               Shared
                                             Instr. V
---------------------------------------------------------------------------------------------------------------------------
Diedrich Coffee                    X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Eastman Kodak                      X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Ecsoft Group                       X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Erricsson LM Tele                  X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Int'l      X                                                       X
---------------------------------------------------------------------------------------------------------------------------
HMT Technology                     X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Horizon Health Corp.               X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                       X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                        X                                                       X
---------------------------------------------------------------------------------------------------------------------------
InVision Tech.                     X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Knight/Trimark Group               X                                                       X
---------------------------------------------------------------------------------------------------------------------------
MGIC Investment                    X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch                      X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Micron Technology                  X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Monsanto                           X                                                       X
---------------------------------------------------------------------------------------------------------------------------
Navigant Int'l                     X                                                       X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F


PAGE  3  OF  4                                               NAME OF REPORTING MANAGER
      -     --
-----------------------------------------------------------------------------------------------
      Item 1:             Item 2:             Item 3:              Item 4:          Item 5:
-----------------------------------------------------------------------------------------------
  Name of Issuer       Title of Class      CUSIP Number       Fair Market Value    Shares of
                                                                                   Principal
                                                                                    Amount
-----------------------------------------------------------------------------------------------
Net Perceptions             Com             64107U101              171,250.00       10,000
-----------------------------------------------------------------------------------------------
Netia Holdings              Com             64114B104              875,000.00       50,000
-----------------------------------------------------------------------------------------------
Newbridge Network           Com             650901101            1,251,000.00       48,000
-----------------------------------------------------------------------------------------------
Novell                      Com             670006105           88,794,887.50       4,292,200
-----------------------------------------------------------------------------------------------
Novelus Systems             Com             670008101              505,781.25       7,500
-----------------------------------------------------------------------------------------------
OSI Pharmaceuticals         Com             671040103              176,312.50       31,000
-----------------------------------------------------------------------------------------------
Parametric Tech.            Com             699173100            8,811,450.00       652,700
-----------------------------------------------------------------------------------------------
Pervasive Software          Com             715710109           41,451,750.00       1,201,500
-----------------------------------------------------------------------------------------------
Priceline.com               Com             741503106              322,500.00       5,000
-----------------------------------------------------------------------------------------------
Reynolds Metals Co.         Com             761763101            8,198,925.00       135,800
-----------------------------------------------------------------------------------------------
Robotic Vision              Com             771074101              244,762.50       64,200
-----------------------------------------------------------------------------------------------
Saga Systems Inc.           Com             786610105            9,831,937.50       681,000
-----------------------------------------------------------------------------------------------
Seagate Technology          Com             811804103              605,000.00       20,000
-----------------------------------------------------------------------------------------------
Summit Design               Com             86605U101            1,972,096.87       779,100
-----------------------------------------------------------------------------------------------
Systems Software            Com             871839106               91,021.87       38,325
-----------------------------------------------------------------------------------------------
Tellabs Inc.                Com             879664100            1,543,006.25       27,100
-----------------------------------------------------------------------------------------------
COLUMN TOTALS                                                  164,846,681.24
-----------------------------------------------------------------------------------------------


                                                                                                        (SEC USE ONLY)
                             PAUL J. SCHUPF
-------------------------------------------------------------------------------------------------------------------------
      Item 1:           Item 6: Investment Discretion            Item 7:       Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------------------------------------------------
  Name of Issuer        (a) Sole   (b) Shared As   (c) Shared-   Managers      (a) Sole      (b)       (c) None
                                    Defined in         Other     See Instr. V               Shared
                                     Instr. V
-------------------------------------------------------------------------------------------------------------------------
Net Perceptions             X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Netia Holdings              X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Newbridge Network           X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Novell                      X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Novelus Systems             X                                                      X
-------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals         X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Parametric Tech.            X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Pervasive Software          X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Priceline.com               X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Reynolds Metals Co.         X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Robotic Vision              X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Saga Systems Inc.           X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Seagate Technology          X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Summit Design               X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Systems Software            X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                X                                                      X
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F


PAGE  4  OF  4                                                         NAME OF REPORTING MANAGER
      -     --
-------------------------------------------------------------------------------------------------------
            Item 1:                    Item 2:        Item 3:              Item 4:           Item 5:
-------------------------------------------------------------------------------------------------------
       Name of Issuer              Title of Class   CUSIP Number      Fair Market Value     Shares of
                                                                                            Principal
                                                                                             Amount
-------------------------------------------------------------------------------------------------------
3DFX Interactive                         Com         88553X103            129,525.00         15,700
-------------------------------------------------------------------------------------------------------
U.S. Office Products                     Com         912325305          1,631,463.75         466,132
-------------------------------------------------------------------------------------------------------
Ubet                                     Com         987413101          2,997,000.00         399,600
-------------------------------------------------------------------------------------------------------
Unitrode                                 Com         913283107          1,323,000.00         31,500
-------------------------------------------------------------------------------------------------------
Value America                            Com         92038N102          7,862,925.00         616,700
-------------------------------------------------------------------------------------------------------
RLM Nov 45 Calls                         Calls       761763901            523,875.00         330
-------------------------------------------------------------------------------------------------------
Micron Oct 70 Call                       Calls       595112903            680,000.00         1,700
-------------------------------------------------------------------------------------------------------
Micron Oct 75 Call                       Calls       595112903            183,750.00         700
-------------------------------------------------------------------------------------------------------
Superior Tr. I Pfd Conv. 8.50%           Pref.       86836P202          3,158,712.37         92,563
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                          18,490,251.12
-------------------------------------------------------------------------------------------------------


                                                                                                              (SEC USE ONLY)
                                      PAUL J. SCHUPF
---------------------------------------------------------------------------------------------------------------------------------
            Item 1:                Item 6: Investment Discretion            Item 7:       Item 8: Voting Authority (Shares)
---------------------------------------------------------------------------------------------------------------------------------
       Name of Issuer              (a) Sole   (b) Shared As   (c) Shared-   Managers      (a) Sole      (b)       (c) None
                                               Defined in         Other     See Instr. V               Shared
                                                Instr. V
----------------------------------------------------------------------------------------------------------------------------------
3DFX Interactive                      X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
U.S. Office Products                  X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Ubet                                  X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Unitrode                              X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Value America                         X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
RLM Nov 45 Calls                      X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Micron Oct 70 Call                    X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Micron Oct 75 Call                    X                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Superior Tr. I Pfd Conv. 8.50%        X                                                     X
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------------------------------------------------------